UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $5,146,101 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419   149200 10000000 SH       SOLE                 10000000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    51346  3409400 SH       SOLE                  3409400        0        0
CIGNA CORP                     COM              125509109   251816  7139663 SH       SOLE                  7139663        0        0
CIT GROUP INC                  COM NEW          125581801    45181  1636384 SH       SOLE                  1636384        0        0
CITIGROUP INC                  COM              172967101   100894 30481600 SH       SOLE                 30481600        0        0
CVS CAREMARK CORPORATION       COM              126650100    48908  1518400 SH       SOLE                  1518400        0        0
ENTERGY CORP NEW               COM              29364G103    19783   241732 SH       SOLE                   241732        0        0
EXELON CORP                    COM              30161N101    98644  2018500 SH       SOLE                  2018500        0        0
EXXON MOBIL CORP               COM              30231G102   236381  3466500 SH       SOLE                  3466500        0        0
FIFTH THIRD BANCORP            COM              316773100   104408 10708551 SH       SOLE                 10708551        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   108347  2262883 SH       SOLE                  2262883        0        0
GENWORTH FINL INC              COM CL A         37247D106   186424 16425064 SH       SOLE                 16425064        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   183549  7891204 SH       SOLE                  7891204        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655  1615635 25875000 SH  PUT  SOLE                 25875000        0        0
LORILLARD INC                  COM              544147101   101056  1259584 SH       SOLE                  1259584        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106   241687  5530600 SH       SOLE                  5530600        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    20542  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467r118      206   428801 SH       SOLE                   428801        0        0
NORDSTROM INC                  COM              655664100    49981  1330000 SH  PUT  SOLE                  1330000        0        0
NRG ENERGY INC                 COM NEW          629377508   185197  7843988 SH       SOLE                  7843988        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107   352201 15260000 SH  CALL SOLE                 15260000        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100   159298 30113115 SH       SOLE                 30113115        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     1219   110998 SH       SOLE                   110998        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     1375   130952 SH       SOLE                   130952        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     2893   265880 SH       SOLE                   265880        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    14520  1221215 SH       SOLE                  1221215        0        0
RRI ENERGY INC                 COM              74971X107   167408 29267204 SH       SOLE                 29267204        0        0
SPDR TR                        UNIT SER 1       78462F103   405084  3635000 SH  PUT  SOLE                  3635000        0        0
UAL CORP                       COM NEW          902549807    33243  2575000 SH  CALL SOLE                  2575000        0        0
WELLPOINT INC                  COM              94973V107   209675  3597100 SH       SOLE                  3597100        0        0